CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016 [1]
Statement of comprehensive income [abstract]
Profit for the year	¥ 3,364	¥ 6,898	¥ 5,898
Other comprehensive income: Items that will not be reclassified to profit or loss
Equity investments at fair value through other comprehensive income - net movement in fair value reserve (non-recycling)	319	0	0
Share of other comprehensive income of associates	(4)	0	0
Deferred tax relating to above items	(80)	0	0
Items that may be reclassified subsequently to profit or loss
Cash flow hedge: fair value movement of derivative financial instruments	29	25	8
Fair value movement of available-for-sale financial assets (recycling)	0	123	362
Share of other comprehensive income (loss) of associates	0	2	(2)
Differences resulting from the translation of foreign currency financial statements	(2)	0	0
Deferred tax relating to above items	(7)	(37)	(92)
Other comprehensive income for the year	255	113	276
Total comprehensive income for the year	3,619	7,011	6,174
Total comprehensive income attributable to:
Equity shareholders of the Company	3,048	6,028	5,196
Non-controlling interests	571	983	978
Total comprehensive income for the year	¥ 3,619	¥ 7,011	¥ 6,174

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).